STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net loss	$ (592)	$ (2,914)	$ (778)
Adjustments required to reconcile net loss to net cash provided by (used in) operating activities:
Decrease (increase) in other current assets	134	(9)	(69)
Increase (decrease) in other current liabilities	(131)	(16)	38
Accrued interest on marketable securities and deposits			(38)
Amortization of premium on marketable securities, net	19	81	52
Decrease in fair value of investment in BioCancell	799	2,592	524
Fair value of shares received in connection with BioCancell investment related to consulting services	(29)		(52)
Gain on sale of BioCancell shares			(46)
Stock based compensation	52	73	131
Net cash provided by (used in) operating activities	252	(193)	(238)
Cash flows from investing activities:
Purchase of available-for-sale marketable securities			(2,402)
Proceeds from sale of available-for-sale marketable securities	2,250
Proceeds from realization of bank deposits			2,523
Proceeds from sale of BioCancell shares	20		113
Proceeds from maturity of BioCancell convertible note	2,000
Net cash provided by investing activities	4,270		234
Increase (decrease) in cash and cash equivalents	4,522	(193)	(4)
Cash and cash equivalents at the beginning of the year	4,712	4,905	4,909
Cash and cash equivalents at the end of the year	9,234	4,712	4,905
Supplemental disclosure of cash flows activities:
Cash transactions during the year for: Taxes paid	$ (117)	$ (46)